Average Annual Total Returns - Invesco International BuyBack Achievers ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq International BuyBack Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	Nasdaq International BuyBack Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	Nasdaq International BuyBack Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI ACWI ex USA® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Feb. 27, 2014	16.24%	10.50%	8.72%	15.90%	10.14%	8.38%	10.00%	8.41%	7.03%	17.08%	11.19%	9.43%	10.65%	8.93%	4.99%